Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	11,000,000	11,000,000
Common stock, shares issued	23,536,070	2,308,877	2,293,154
Common stock, shares outstanding	23,536,070	2,308,877	2,293,154
Previously Reported
Common stock, par value (in Dollars per share)		$ 0.001
Common stock, shares authorized		11,000,000
Common stock, shares issued		2,308,877
Common stock, shares outstanding		2,308,877
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	628,930	628,930
Preferred stock, shares issued	0	628,930	628,930
Preferred stock, shares outstanding	0	628,930	628,930
Preferred stock, liquidation preference (in Dollars)	$ 0	$ 3,999,995	$ 3,999,995
Series A Preferred Stock | Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		628,930
Preferred stock, shares issued		628,930
Preferred stock, shares outstanding		628,930
Preferred stock, liquidation preference (in Dollars)		$ 3,999,995
Series A-1 preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	1,100,000	1,100,000
Preferred stock, shares issued	0	684,450	0
Preferred stock, shares outstanding	0	684,450	0
Preferred stock, liquidation preference (in Dollars)	$ 0	$ 4,353,102	$ 4,353,102
Series A-1 preferred stock | Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		1,100,000
Preferred stock, shares issued		684,450
Preferred stock, shares outstanding		684,450
Preferred stock, liquidation preference (in Dollars)		$ 4,353,102